UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REORT

June 30, 2011

Phone: 1-800-860-3863
E-mail: fund@muhlenkamp.com
Website: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund.  Please call 1-800-860-3863 for a current copy to the prospectus.  Read it carefully before you invest.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

Dear Fellow Shareholders:

The economic drivers we wrote about in the Annual Report remain in place.  The U.S. economy is expanding but at a subdued pace.  U.S. consumers continue to save more than they did prior to 2008 and to be careful in their spending.  U.S. businesses remain cautious.  Some businesses began hiring a bit more after Congress and the President extended the Bush tax rates last winter, but appear to have pulled back after President Obama made it clear, a few weeks ago, that increased tax rates are still a major part of his agenda.  And the whole process involved in raising the U.S. debt limit appears to have lowered the confidence of consumers and businesses alike.

While some states are beginning to make progress in limiting or cutting their spending, our federal government has not! Instead Congress has appointed yet another (“super”) committee to study the problem.  (As if the Simpson-Bowles Committee hadn’t done the same thing a year ago.)

The bottom line continues to be that there is no clarity on the levels of tax rates or government spending going forward, and it increasingly looks like nothing will be resolved until the elections in November 2012.  Until then, consumers and businesses can expect more regulations and higher health insurance premiums.  So they are reluctant to spend or hire.

The problems with European government debt and the implication for European banks also remain unresolved.  The European banks have large holdings of European Government Bonds and would likely be bankrupt if they valued them at market rates (somewhat similar to the problems U.S. banks had with subprime mortgage loans in 2008).  While a partial remedy has been agreed upon by European leaders, the final agreement itself requires approval by each of the 17 countries in the European Union, and that won’t happen, at least, until the leaders return from vacation in September.  (I kid you not!)

So the European crisis still has the potential to instigate a bank liquidity crisis in Europe somewhat similar to the bank liquidity crisis in the U.S. in 2008.  The sharp daily downdrafts in the stock market during August were triggered by fears of liquidity problems of governments (including Italy) and banks in Europe.

And we’re told that many hedge funds, encouraged by continued low interest rates in the U.S., have once again increased their leverage (borrowed money) to the levels of 2007 (prior to the Lehman collapse). So we expect the markets to remain very volatile on a day-to-day basis.

In China, the trend continues.  They are raising interest rates to slow their economy to contain inflation.

Companies, overall, have been cautious in their spending and in their hiring.  The companies we own have solid balance sheets with lots of cash and modest amounts of debt.  We think they’re cheap by almost any economic criteria, but that won’t prevent their stocks from getting cheaper if hedge funds or European banks are forced to sell.  So we have been lightening up on cyclical stocks and holding more cash.  We’ve also written call options on some of our holdings.

To sum it all up: Europe is flirting with a bankruptcy/financial panic, the U.S. is growing slowly and may be flirting with a recession, and China, which has raised interest rates to contain inflation, could overshoot into a recession.  Until we see some progress in one or more of these areas, we’re likely to remain cautious in investing your (and our) money.

Ronald H. Muhlenkamp

President
August 2011

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

Past performance does not guarantee future results.

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in smaller companies which involve additional risks such as limited liquidity and greater volatility.  The Fund may also invest in foreign securities which involve political, economic, and currency risks, greater volatility and differences in accounting methods.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Written options have the risks of potential unlimited losses of the underlying holdings due to unanticipated market movements.

While the fund is no-load, management fees and other expenses still apply.  Please refer to the prospectus for further details.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
Average Annual Total Returns (Unaudited)
as of June 30, 2011

					Annualized Returns
								Since
	Three	Year	One	Past 3	Past 5	Past 10	Past 15	Inception
Muhlenkamp Fund	Month	to Date	Year	Years	Years	Years	Years	11/1/1988*

Return Before Taxes	–1.68%	3.61%	17.77%	0.67%	–3.38%	2.48%	8.14%	9.86%
Return After Taxes on
Distributions**	–1.68%	3.61%	17.77%	0.65%	–3.93%	2.18%	7.80%	9.46%
Return After Taxes on
Distributions and Sale
of Fund Shares**	–1.09%	2.34%	11.55%	0.57%	–2.77%	2.19%	7.31%	8.99%
S&P 500***	0.10%	6.02%	30.69%	3.34%	2.94%	2.72%	6.50%	9.49%

Performance data quoted, before and after taxes, represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data shown is current to the most recent month end.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*	Operations commenced on November 1, 1988.
**
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  Remember, the Fund’s past performance, before and after taxes, is not necessarily how the Fund will perform in the future.

The calculation for the One Year “Return After Taxes on Distributions and Sale of Fund Shares” assumes the following:
1.	You bought shares of the Fund at the price on 6/30/10.
2.	You received dividends (and income distributions) at year end, and paid a 15% tax on these dividends on the payable date. (The Fund did not pay a dividend for the year ended June 30, 2011.)
3.	You reinvested the rest of the dividends when received, increasing your cost basis for tax purposes.
4.	You sold the entire position on 6/30/2011 and paid tax on ordinary income at a tax rate of 35%.
***
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect anydeductions for fees, expenses or taxes.  One cannot invest directly in an index.

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a market value-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  This chart assumes an initial gross investment of $10,000 made on 12/31/00.  The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown include the reinvestment of all dividends.  Past performance does not guarantee future results.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
EXPENSE EXAMPLE
June 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses.  The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses.  Although the Fund charges no sales load, redemption fees or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  Individual Retirement Accounts (“IRAs”) will be charged a $15.00 annual maintenance fee.  For any direct registered shareholder of the Fund having an IRA balance exceeding $50,000, the amount of such IRA annual maintenance fee will be a Fund expense.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
EXPENSE EXAMPLE (Continued)
June 30, 2011 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual	$1,000.00	$1,036,10	$6.21
Hypothetical
(5% return before
expenses)	1,000.00	1,018.70	6.16

* Expenses are equal to the Fund’s annualized expense ratio of 1.23% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2011 (Unaudited)

The Global Industry Classification Standard (GICS®)was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
STATEMENT OF ASSETS & LIABILITIES
June 30, 2011 (Unaudited)

ASSETS
INVESTMENTS, AT VALUE (Cost $486,413,732)	$541,614,798
CASH	50,562,529
RECEIVABLE FOR FUND SHARES SOLD	43,452
DIVIDENDS RECEIVABLE	507,598
OTHER ASSETS	129,491
Total assets	592,857,868

LIABILITIES
WRITTEN OPTIONS, AT VALUE (Premiums received $4,642,581)	3,155,900
PAYABLE FOR FUND SHARES REDEEMED	455,342
PAYABLE TO ADVISER	476,337
PAYABLE TO ADMINISTRATOR	69,792
PAYABLE TO TRANSFER AGENT	64,297
ACCRUED EXPENSES AND OTHER LIABILITIES	91,878
Total liabilities	4,313,546
NET ASSETS	$588,544,322

NET ASSETS
PAID IN CAPITAL	$492,523,491
ACCUMULATED NET INVESTMENT INCOME	21,405
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS
SOLD AND WRITTEN OPTION CONTRACTS EXPIRED OR
CLOSED	39,311,679
NET UNREALIZED APPRECIATION ON:
Investments	55,201,066
Written option contracts	1,486,681
NET ASSETS	$588,544,322
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $0.01 par value)	10,558,955
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SHARE	$55.74

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)
INVESTMENT INCOME:
Dividends		$3,848,643
Total investment income		3,848,643

EXPENSES:
Investment advisory fees	$3,102,273
Shareholder servicing and accounting costs	274,529
Administration fees	210,876
Legal fees	72,597
Reports to shareholders	54,281
Trustees’ fees and expenses	48,960
Other	45,666
Custody fees	21,648
Auditor fees	10,886
Federal & state registration fees	8,924
Interest Expense	4,436
Total operating expenses before expense reductions	3,855,076
Expense reductions (see Note 9)	(27,838)
Total expenses		3,827,238
NET INVESTMENT INCOME		21,405
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain on:
Investments sold	37,503,911
Written option contracts expired or closed	2,252,224
		39,756,135
Change in unrealized appreciation (depreciation) on:
Investments	(18,181,925)
Written option contracts	1,701,664
		(16,480,261)
Net realized and unrealized gain on investments		23,275,874
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS		$23,297,279

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010

OPERATIONS:
Net investment income (loss)	$21,405	$(509,676)
Net realized gain on investments sold and
written option contracts expired or closed	39,756,135	35,923,491
Change in unrealized appreciation
(depreciation) on investments and written
option contracts	(16,480,261)	2,426,263
Net increase in net assets resulting from
operations	23,297,279	37,840,078

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,606,679	44,302,384
Dividends reinvested	—	—
Cost of shares redeemed	(90,519,275)	(156,677,991)
Net decrease in net assets resulting from
capital share transactions	(75,912,596)	(112,375,607)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From realized gains	—	—
Net decrease in net assets resulting from
distributions to shareholders	—	—
Total decrease in net assets	(52,615,317)	(74,535,529)
NET ASSETS:
Beginning of period	641,159,639	715,695,168
End of period	$588,544,322	$ 641,159,639

ACCUMULATED NET INVESTMENT
INCOME	$21,405	$—

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
FINANCIAL HIGHLIGHTS

	Six Months		Year Ended December 31,
	Ended
	June 30, 2011	2010	2009		2008	2007	2006
	(Unaudited)

NET ASSET VALUE, BEGINNING
OF PERIOD	$53.80	$50.69	$38.60		$65.00	$ 87.15	$84.44
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.00(1)(3)	(0.04)(1)	0.07(1)		0.17(1)	0.58(2)	0.64(1)
Net realized and unrealized gains
(losses) on investments	1.94	3.15	12.09		(26.43)	(8.91)	2.81
Total from investment
operations	1.94	3.11	12.16		(26.26)	(8.33)	3.45
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.07)		(0.14)	(0.49)	(0.74)
From realized gains	—	—	—		—	(13.33)	—
Total distributions	—	—	(0.07)		(0.14)	(13.82)	(0.74)

NET ASSET VALUE, END OF
PERIOD	$55.74	$53.80	$50.69		$38.60	$ 65.00	$87.15

TOTAL RETURN	3.61%(4)	6.14%	31.49%	3	–40.39%	–9.66%	4.08%
NET ASSETS, END OF PERIOD
(in millions)	$589	$641	$716		$608	$ 1,491	$2,880
RATIO OF OPERATING
EXPENSES TO AVERAGE NET
ASSETS(6)	1.23%(5)	1.24%	1.25%		1.18%	1.15%	1.06%
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET
ASSETS	0.01%(5)	(0.08%)	0.15%		0.28%	0.57%	0.69%
PORTFOLIO TURNOVER RATE	11.63%(4)	75.49%	64.78%		39.88%	22.30%	11.58%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.
(3)	Amount less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The operating expense ratio includes expense reductions for soft dollar credits and minimum account maintenance fees deposited into the Fund.  The ratios excluding expense reductions for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, 2007 and 2006 were 1.24%, 1.24%, 1.26%, 1.18%, 1.15%, and 1.06% respectively (See Note 9).

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCKS — 91.9%
Aerospace & Defense — 0.5%
Innovative Solutions & Support, Inc. (a)	540,000	$2,953,800
Airlines — 3.2%
Allegiant Travel Company (a)	198,500	9,825,750
Delta Air Lines, Inc. (a)	1,000,000	9,170,000
		18,995,750
Auto Components — 1.0%
Fuel Systems Solutions, Inc. (a)	229,988	5,738,200
Automobiles — 4.7%
Ford Motor Company (a)	2,000,000	27,580,000
Biotechnology — 0.0%
Marshall Edwards, Inc. (a)	7,560	7,862
Capital Markets — 3.0%
State Street Corporation	390,568	17,610,711
Chemicals — 2.9%
E. I. du Pont de Nemours & Company	315,000	17,025,750
Commercial Banks — 3.4%
PNC Financial Services Group, Inc.	340,000	20,267,400
Communications Equipment — 2.8%
Cisco Systems, Inc.	910,000	14,205,100
DragonWave, Inc. (a)(b)	417,454	2,525,597
		16,730,697
Computers & Peripherals — 2.5%
Hewlett-Packard Co.	410,000	14,924,000
Consumer Finance — 1.1%
Capital One Financial Corporation	125,000	6,458,750
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	210,000	6,596,100
Electrical Equipment — 0.2%
American Superconductor, Inc. (a)	150,000	1,356,000
Electronic Equipment, Instruments &
Components — 3.0%
Corning, Inc.	762,200	13,833,930
Power One, Inc. (a)	400,000	3,240,000
		17,073,930

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Energy Equipment & Services — 1.7%
Helix Energy Solutions Group, Inc. (a)(c)	600,000	$9,936,000
Health Care Equipment & Supplies — 3.1%
Covidien PLC (b)	345,000	18,364,350
Health Care Providers & Services — 10.3%
Laboratory Corporation of America Holdings (a)	270,000	26,133,300
UnitedHealth Group, Inc.	675,000	34,816,500
		60,949,800
Household Durables — 0.9%
KB HOME (c)	165,000	1,613,700
PulteGroup, Inc. (a)(c)	300,000	2,298,000
Stanley Furniture Co., Inc. (a)	270,800	1,134,652
		5,046,352
IT Services — 2.4%
Alliance Data Systems Corporation (a)	150,000	14,110,500
Insurance — 3.6%
Berkshire Hathaway, Inc. — Class B (a)	271,800	21,034,602
Machinery — 1.2%
Westport Innovations, Inc. (a)(b)(c)	300,000	7,206,000
Oil, Gas & Consumable Fuels — 4.7%
Chesapeake Energy Corp. (c)	500,000	14,845,000
Consol Energy, Inc. (c)	265,000	12,847,200
		27,692,200
Pharmaceuticals — 8.6%
Abbott Laboratories	400,000	21,048,000
Novogen, Ltd. — ADR (a)	250,360	227,828
Hospira, Inc. (a)	245,000	13,881,700
Pfizer, Inc.	750,000	15,450,000
		50,607,528
Semiconductors & Semiconductor
Equipment — 6.0%
Intel Corporation	966,000	21,406,560
Lattice Semiconductor Corporation (a)	667,300	4,350,796
Veeco Instruments, Inc. (a)(c)	200,000	9,682,000
		35,439,356

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Software — 7.7%
Microsoft Corporation	790,000	$20,540,000
Oracle Corporation (c)	750,000	24,682,500
		45,222,500
Specialty Retail — 5.7%
Aeropostale, Inc. (a)	300,000	5,250,000
Gamestop Corporation Class A(a)	400,000	10,668,000
Sonic Automotive, Inc. (c)	1,215,000	17,799,750
		33,717,750
Tobacco — 5.6%
Philip Morris International, Inc.	490,580	32,756,027
Trading Companies & Distributors — 1.1%
Rush Enterprises, Inc. — Class A (a)	299,907	5,707,230
Rush Enterprises, Inc. — Class B (a)	31,407	505,653
		6,212,883
Total Common Stocks
(Cost $486,413,732)		541,614,798
TOTAL INVESTMENTS
(Cost $486,413,732) — 92.0%		541,614,798
LIABILITIES IN EXCESS OF OTHER
ASSESTS — 8.0%		46,929,524
TOTAL NET ASSETS — 100.0%		$588,544,322

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on June 30, 2011 was $100,910,150.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
June 30, 2011 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS — (0.5)%
Chesapeake Energy Corp.
Expiration October 2011
Exercise Price $30.00	1,000	$196,000
Chesapeake Energy Corp.
Expiration October 2011
Exercise Price $36.00	1,000	31,000
Consol Energy, Inc.
Expiration October 2011
Exercise Price $50.00	1,000	320,000
Helix Energy Solutions Group, Inc.
Expiration September 2011
Exercise Price $16.00	1,000	165,000
Helix Energy Solutions Group, Inc.
Expiration September 2011
Exercise Price $17.00	2,000	250,000
Helix Energy Solutions Group, Inc.
Expiration September 2011
Exercise Price $18.00	1,000	80,000
KB HOME
Expiration January 2013
Exercise Price $15.00	1,650	141,900
Oracle Corporation
Expiration September 2011
Exercise Price $34.00	1,000	96,000
PulteGroup, Inc.
Expiration July 2011
Exercise Price $7.00	1,000	70,000
PulteGroup, Inc.
Expiration January 2012
Exercise Price $7.50	1,000	115,000
PulteGroup, Inc.
Expiration January 2013
Exercise Price $10.00	1,000	101,000
Sonic Automotive, Inc.
Expiration August 2011
Exercise Price $12.50	2,000	460,000
Sonic Automotive, Inc.
Expiration August 2011
Exercise Price $15.00	2,000	130,000
Veeco Instruments, Inc.
Expiration July 2011
Exercise Price $47.00	1,000	250,000

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS (Continued)
June 30, 2011 (Unaudited)

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

Veeco Instruments, Inc.
Expiration October 2011
Exercise Price $50.00	1,000	$410,000
Westport Innovations, Inc.
Expiration October 2011
Exercise Price $22.50	1,000	340,000
Total Written Options
(Premiums received $4,642,581)		$3,155,900

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended June 30, 2011

1.	ORGANIZATION
The Wexford Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988.  The Trust is registered under the Investment Company Act of 1940, as amended.  The Muhlenkamp Fund (the “Fund”) is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public.  The Fund manages its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks.  The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its Adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options are diverse.  This allows for greater flexibility in the daily management of Fund assets.  However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements is as follows:

a.
Investment Valuations — Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded.  If no sale is reported, the security is valued at the last quoted bid price.  Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value.  Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

Additionally, the Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated.  Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1— Quoted prices in active markets for identical securities.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$541,614,798	$—	$—	$541,614,798

Total Investments in
Securities	$541,614,798	$—	$—	$541,614,798

Written Option Contracts	$2,250,900	$905,000	$—	$3,155,900

*	Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not invest in any Level 3 investments during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments on the Company’s financial statements.

b.
Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c.
Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars.  Foreign currency transactions are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.  For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market price of such securities.  However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and payables/receivables arising from trade date and settlement date differences as ordinary income.

d.
Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded daily on the yield to maturity basis.  The Fund uses the specific identification method in computing gain or loss on the sale of investment securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

e.
Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is recorded.  In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2010, or for any other tax years which are open for exam.  As of December 31, 2010, open tax years include the tax years ended December 31, 2007 through 2010.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year (or twelve months).  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund has no examination in progress.

f.
Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income dividends and capital gain distributions are recorded on the ex-dividend date.  The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.  Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

g.
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has identified no such events or transactions.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

h.
Options Transactions — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund may use written option contracts to hedge against the changes in the value of equities.  The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets & Liabilities as a liability.  The amount of the liability is subsequently adjusted to reflect the current fair value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received.  As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of June 30, 2011, the Fund held written option contracts as hedging instruments.  Written option contracts are a liability on the Statement of Assets and Liabilities with a fair value of $3,155,900 and premiums received of $4,642,581.  On the Statement of Operations, there was a realized gain of $2,252,224 and a change in unrealized appreciation of $1,701,664 for written option contracts.  Written call options expose the Fund to minimal counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantee the options against default.  See Note 6 for additional disclosure related to transactions in written option contracts during the year.

The Fund may purchase call and put options.  When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option.  If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  The Fund did not purchase any options during the year.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Company, Inc. (the “Adviser”), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management.  The Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.90% per annum of those net assets in excess of $1 billion.  Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets.  Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser.  The Fund has no obligation to reimburse the Adviser for such payments.  U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.  For the six months ended June 30, 2011, total expenses of $457,567, related to such services were paid to U.S. Bancorp Fund Services, LLC.  U.S. Bank, N.A. serves as custodian for the Fund.

4.	LINE OF CREDIT
The Fund has established an unsecured Line of Credit agreement (“LOC”) with U.S. Bank, N.A., which expires April 30, 2012, to be used for temporary or emergency purposes, primarily for financing redemption payments.  Borrowings of the Fund are subject to a $26 million cap on the total LOC.  The interest rate paid by the Fund on outstanding borrowing is equal to the Prime Rate, which was 3.25% as of June 30, 2011 (the weighted average rate of 3.25% was paid on the loan during the year).  Average borrowings during the year were $258,304.  At June 30, 2011, there were no borrowings by the Fund outstanding under the LOC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

5.	CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010

Shares outstanding, beginning of period	11,917,713	14,118,833
Shares sold	263,104	856,288
Dividends reinvested	—	—
Shares redeemed	(1,621,862)	(3,057,408)
Shares outstanding, end of period	10,558,955	11,917,713

6.	WRITTEN OPTION CONTRACTS
The number of written option contracts and the premiums received by the Fund during the six months ended June 30, 2011, were as follows:

	Number of Contracts	Premium Amount

Options outstanding, beginning of period	2,951	$ 585,787
Options written	34,073	7,856,390
Options closed	(10,573)	(2,741,616)
Options exercised	(4,305)	(778,961)
Options expired	(2,496)	(279,019)
Options outstanding, end of period	19,650	$4,642,581

7.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities and options, for the six months ended June 30, 2011, were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other

$—	$70,886,683	$—	$190,580,642

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

8.	FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains.  Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryover.  The capital loss carryover as of December 31, 2010 were as follows:

Capital Loss
Capital Loss	Carryover
Carryover	Expiration
$(443,199)	12/31/2017

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$568,298,407
Gross tax unrealized appreciation	$103,885,193
Gross tax unrealized depreciation	(30,503,459)
Net unrealized appreciation	$73,381,734
Undistributed ordinary income	$—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated losses	$(658,182)
Total accumulated gain	$72,723,552

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The Fund did not pay a distribution for the year 2010 and the six month period ended June 30, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011.  Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before preenactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending December 31, 2011.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

9.	EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund.  By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan.  Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio.  For the six months ended June 30, 2011, the Fund’s expenses were reduced $27,838 by utilizing minimum account maintenance fees pertaining to account balances as of November 30, 2010, resulting in a decrease in the expenses being charged to shareholders.

10.	GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

11.	ANNUAL APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Board of Trustees of The Wexford Trust (the “Board”) oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s Amended Investment Advisory Contract (the “Agreement”) with the Adviser.  At a meeting held on May 19, 2011, the Board, including all of the Independent Trustees, approved the continuance of the Agreement between the Fund and the Adviser for another year, effective June 30, 2011.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

The Independent Trustees thanked the Adviser for the responses which it had provided to the inquiries raised by the Independent Trustees, as well as the memos from Counsel and U.S. Bancorp.  The Independent Trustees reported that they had met in executive session with legal counsel on three occasions to discuss the renewal of the Agreement prior to the discussion at a meeting of the full Board.  To facilitate their deliberative process, the Adviser provided materials relevant to the Independent Trustees’ consideration of the Agreement, including, among other things, the Adviser’s Form ADV and Code of Ethics, information regarding the Adviser’s compliance program, personnel and financial condition, and memoranda prepared by the Company’s legal counsel.  During their deliberations the Independent Trustees also reviewed comparative fee and expense information provided by an independent third party.  The Adviser provided written and verbal responses to a detailed request submitted by the Independent Trustees.  The Independent Trustees also discussed relevant case law and information received periodically throughout the year to the extent relevant to their consideration of the Agreement, including performance, management fee and other expense information.  After consideration of all of these factors, and based on their business judgment, the Independent Trustees determined that the renewal of the Agreement is in the best interest of the Fund and its shareholders, and that the compensation to be paid to the Adviser under the Agreement is fair and reasonable.

What follows is a summary of the material factors and the conclusions that formed the bases for the full Board’s approval of the Agreement.  No particular factor was controlling and not every factor was given the same weight by each Trustee.

The Nature, Extent and Quality of the Adviser’s Services
The Board reviewed the services provided by the Adviser to the Fund under the Agreement.  It reviewed and considered the Adviser’s significant role in establishing the Fund and the construction of its investment objective, principal strategies, and fee structure, and noted the Adviser’s overall reputation and positive name recognition.  It reviewed information and received written and oral responses from the Adviser, Chief Compliance Officer of the Fund and others on the performance of the Fund, the income and expenses of the Fund, the fees charged by the Adviser to its private clients, the services provided by the Adviser to the Fund and its private clients, the Adviser’s key personnel, and the Adviser’s compliance with the Fund’s investment restrictions and its other policies and procedures.  The Board reviewed the services required to be provided by the Adviser under the Agreement.  It also considered the Adviser’s responsibilities for ensuring the Fund’s compliance with applicable requirements under the securities laws.  It determined that the Adviser is providing services in accordance with the terms of the Agreement.  The Board reviewed the organizational structure of the Adviser and credentials of the officers and employees of the Adviser who provide investment advisory services to the Fund.  It noted the continuing substantial efforts taken by the Adviser to promote the Fund and to retain shareholders. It considered various issues, such as the Adviser’s existing personnel and the process for identifying securities to be purchased and sold by the Fund.  Based on its review of these factors, the Board concluded that the overall services provided by the Adviser are satisfactory and in accordance with the terms of the Agreement, and that the Fund was likely to continue to benefit from the services provided under the Agreement.  The Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of services provided by the Adviser were appropriate and consistent with the types of services customarily provided by investment advisers to mutual funds.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

The Investment Performance of the Fund and the Adviser
The Board reviewed the performance of the Fund during the past quarter, year, and for the 1, 3, 5, 10 and 15 year periods against the performance of two separate groups of funds, one group containing funds with 12b-1 fees and one group which did not contain 12b-1 fees, with investment strategies reasonably comparable to those of the Fund and the Lipper Multi-Cap Value and S&P 500 Indices.  It reviewed a detailed analysis of performance and expenses of the Fund, and similar data for these select group of other funds.  The Board noted that the Fund, although it has decreased substantially in size, continues to be recommended by industry sources.  They added that while the performance of the Fund in the one year, three year, five year and ten year periods was down, vis-à-vis other comparable funds, the Fund’s performance over the longer term was not, and the performance of the Fund measured over 15 years was generally in line with the median performance of other comparable funds and the Lipper Multi-Cap Value Index and substantially better than the S&P 500 Index.  The Board also considered the Adviser’s quarterly portfolio commentaries and reviews explaining the Fund’s performance.  The Board expressed its confidence in the Adviser and its team, and in particular, Ronald Muhlenkamp.  The Board considered the overall performance of the Adviser in addition to providing investment advisory services to the Fund and concluded that such performance was satisfactory.  It found that policies and procedures are promptly implemented and monitored for compliance, and that no ethical or other concerns have been raised as to the Adviser or its staff.  Based on this review, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued investment management of the Fund.

Costs of Services to Be Provided
The Board compared the Fund’s management fees, non-management expenses and total expense ratio to a group of funds with investment strategies reasonably comparable to the Fund and found them reasonable when compared against the group.  It also compared the Fund’s management fees and total expense ratio with the Lipper Multi-Cap Value Index and noted that the fees were reasonable.  The Board noted that the Adviser serves as an adviser to private clients with separately managed accounts (“SMAs”), with investment strategies comparable to those of the Fund.  The Board noted that there are distinct differences in the services that are actually provided by the Adviser to the Fund shareholders and the services provided by the Adviser to SMAs.  It believes that differences in fees charged to SMAs can be largely explained by the differences in services provided and the costs attributable thereto.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

Expense Limitations
The Adviser has contractually agreed to limit the total annual operating expenses of the Fund to 1.5% of daily net assets.  This expense limitation in the Agreement, upon renewal, will remain in effect until June 30, 2012.  Given the effect this expense limitation could have on the Fund’s expenses, the Board consider it beneficial to the Fund and its shareholders.

Economies of Scale
The Agreement provides that when the Fund’s net assets exceed $1 billion, the investment advisory fee on amounts over $1 billion is reduced from 1% to 0.9%.  The Board considered that the Fund had in the past experienced reduced fees at higher asset levels, thereby reflecting economies of scale.  Thus, should the Fund’s size increase to more than $1 billion in net assets, these economies of scale would again be realized, resulting in significant benefits to the shareholders.

Profitability and Soundness of the Adviser
The Board reviewed the Adviser’s financial statements and considered the profitability of the Adviser and its financial condition.  It concluded that the Adviser’s current level of profitability was reasonable considering the quality of management and the fact that the Adviser provides a breakpoint and directly pays for service fees charged by financial intermediaries to the Fund.

Benefits of Soft Dollars to the Adviser
The Board considered the benefits realized by the Adviser as a result of its relationship with the Fund, including brokerage transactions with unaffiliated broker dealers in which brokerage fees paid by the Fund are used to pay for research and execution services.  It determined that such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Board regularly reviews these arrangements during the year and deemed them to be appropriate and reasonable and provide benefit to the Fund.

Other Factors and Current Trends
The Board considered the governance and compliance regulations applicable to mutual funds, and the fact that the Adviser has undertaken to cause the Fund to operate in accordance with required policies and procedures.  The Board determined there has consistently been a good faith effort on the part of the Adviser to adhere to the highest ethical standards.  The Board believed that the Fund generally benefits from its association with the Adviser and the use of the “Muhlenkamp” name.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2011

Summary
In summary, the Board and the Independent Trustees considered each of the factors which they believed to be relevant to the consideration of the approval of the Agreement.  They determined based on their overall review that the compensation proposed in the Agreement is not excessive and is fair and reasonable under the circumstances, and that each of the factors discussed above supported the renewal of the Agreement and that a renewal of the Agreement is in the best interest of the shareholders of the Fund.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
ADDITIONAL INFORMATION (Unaudited)
Six Months Ended June 30, 2011

1.	BROKER COMMISSIONS
Some people have asked how much the Muhlenkamp Fund pays in commissions: For the six months ended June 30, 2011, the Fund paid $165,119 in broker commissions.  These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold.  This accounting method is the industry standard for mutual funds.  Were these commissions itemized as expenses, they would equal two cents (2¢) per Fund share and would have increased the operating expense ratio from 1.23% to 1.29%.

2.	QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 0.00% of dividends declared and paid during the year ended December 31, 2010 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

3.	CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund.  The Fund designated 0.00% of dividends declared and paid during the year ended December 31, 2010 from net investment income as qualifying for the dividends received deduction.  The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

4.	SHORT-TERM CAPITAL GAIN
For the period ended December 31, 2010, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

5.	INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

6.	AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

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INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street Milwaukee, WI 53202

CUSTODIAN U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)*  /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date           8/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date           8/30/11

By (Signature and Title)*  /s/ James S. Head
James S. Head, Treasurer

Date           8/30/11

* Print the name and title of each signing officer under his or her signature.